CCA CORE RETURN FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term total return.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Load Class shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 25 of this Prospectus and in Purchase, Redemption and Pricing of Shares on page 49 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - CCA CORE RETURN FUND	Institutional Class	Investor Class	Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	5.25%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed, if sold within 60 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CCA CORE RETURN FUND		Institutional Class	Investor Class	Load Class
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses		1.54%	1.54%	1.54%
Acquired Fund Fees and Expenses	[1]	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses		2.46%	2.71%	2.71%
Fee Waiver and/or Expense Reimbursement	[2]	(1.39%)	(1.39%)	(1.39%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.07%	1.32%	1.32%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2018, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 0.90% of the average daily net assets attributable to the Institutional Class, Investor Class and Load Class shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the end of the fiscal year in which the waiver or reimbursement occurs, if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - CCA CORE RETURN FUND - USD ($)	- 1 Year -	- 3 Years -	- 5 Years -	- 10 Years -
Institutional Class	109	634	1,185	2,691
Investor Class	134	709	1,311	2,939
Load Class	652	1,197	1,767	3,310

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Fund’s performance. For the fiscal period ended November 30, 2016, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund attempts to capture the performance of the worlds’ investable domestic and international equity and fixed income securities, as determined by the Fund’s sub-adviser, Checchi Capital Advisers, LLC (“CCA”). CCA considers an equity security to be investable if the security is publicly traded and has a market capitalization of $50 million or more. CCA considers a fixed income security to be investable if the security is rated CCC or higher by S&P or Caa2 or higher by Moody’s. CCA collects fundamental and technical variables on investable securities and uses a proprietary algorithm to manage the Fund to closely approximate the key characteristics of the worlds’ securities markets. For this purpose, CCA invests in a sampling of securities that, in the aggregate, are selected to provide performance that corresponds generally to the performance of the global securities markets. The securities in the Fund will change from time to time. Every month, CCA modifies the Fund’s holdings, as necessary, to approximately reflect the allocation of the global securities markets.

The Fund anticipates that approximately 40-60% of its assets will be selected to track the MSCI ACWI All Cap Index, a market capitalization weighted index designed to measure the performance of developed and emerging market equity securities. The Fund anticipates that approximately 40-60% of its assets will be selected to track the Barclays Global Aggregate Index, which provides a broad-based measure of the global fixed income market and has three major components, the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Fund will periodically rebalance its portfolio to approximate the world’s allocation of equity and fixed income securities.

The Fund may invest in fixed income securities of any maturity or credit rating, although CCA expects that the Fund’s fixed income securities will consist primarily of securities rated investment grade or higher (BBB- or higher by S&P or Baa3 or higher by Moody’s). The Fund may also invest in exchange traded funds (ETFs) to gain exposure to a geographic or other sector of the markets if CCA deems it is more efficient to do so than to invest in individual securities. The Fund may borrow money from banks to help manage Fund inflows and outflows, such as to avoid having to sell portfolio investments in order to meet net redemptions. The Fund also may borrow money from banks to make additional portfolio investments when the sub-adviser believes market conditions are appropriate. The Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed).

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance. The Fund is subject to the risks associated with the global stock and bond markets, any of which could cause an investment to lose money.

Management Risk. The sub-adviser's dependence on its proprietary algorithm methodology and judgments about the attractiveness, value and potential appreciation of particular sectors, asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. The Fund is also subject to sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of all investable world securities.

Foreign Investment Risk. Foreign investments, including ADRs, may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social and economic conditions.

Emerging Market Risk. At times the Fund may have exposure to developing countries or emerging markets, which countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Smaller Company Risk. Investments in securities issued by smaller capitalization companies (including micro-cap, small-cap and mid-cap) involve greater risk than investments in large-capitalization companies. The value of securities issued by smaller capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrower markets and more limited managerial and financial resources than large-cap companies. The Fund’s investments in smaller capitalization companies may increase the volatility of the Fund’s portfolio.

Fixed Income Risk. The Fund is also subject to bond risks, including interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the Fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. For mortgage-backed securities, this risk is known as prepayment risk. Interest rates in the United States recently have been near or at historically low levels. Consequently, the risks associated with rising interest rates may be heightened at this time.

High Yield (Junk) Bond Risk. Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

Defaulted Securities Risk. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative, as are junk bonds in general.

Market Risk. The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

ETF Risk. Investments in ETFs involve duplication of investment advisory fees and certain other expenses. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Adverse Market Conditions Risk. The performance of the Fund is designed to correlate to the performance of a portion of the universe of investable securities throughout the world. As a consequence, the Fund’s performance will suffer during conditions that are adverse to its investment goals.

Liquidity Risk. The markets for certain lightly traded equity securities are often not as liquid as markets for larger capitalization equity securities. For example, relatively few market makers support the secondary markets for certain equity securities and the trading volume is generally lower. Accordingly, these secondary markets (generally or for a particular security) could contract under real or perceived adverse market or economic conditions. These factors may have an adverse effect on the Fund's ability to dispose of particular portfolio investments and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value.

Leverage Risk. Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed.

PERFORMANCE

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's Institutional Class shares for each full calendar year since the Fund's inception. Returns for the Investor Class and Load Class, which are not presented, will vary from the returns of Institutional Class shares. The performance table compares the performance of the Fund's share classes over time to the performance of certain broad-based securities market indices, as well as a blended benchmark index that is a composite of the broad-based indices. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.ccafunds.com or by calling 1-800-595-4866.

Institutional Class Annual Total Returns as of December 31st

Best Quarter: 9/30/2013 5.20% Worst Quarter: 9/30/2015 -5.81%
Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Average Annual Total Returns - CCA CORE RETURN FUND		1 Year	Since Inception (12/26/2012)	Since Inception (5/23/2014)
Institutional Class	[1]	4.38%	1.49%
Institutional Class | After Taxes on Distributions		3.87%	0.84%
Institutional Class | After Taxes on Distributions and Sales		2.48%	0.84%
Investor Class	[1]	4.04%	1.18%
Load Class	[2]	4.19%		(1.27%)
Barclays Global Aggregate Bond Index	[3]	2.09%	(0.80%)	(1.62%)
MSCI USA IMI Index		11.95%	13.63%	7.83%
MSCI EAFE IMI Index		1.15%	4.49%	(2.28%)
MSCI Emerging Markets IMI Index		9.90%	(2.13%)	(4.59%)
Blended Index	[4]	4.81%	2.78%	(0.21%)
[1]	The Institutional Class and Investor Class commenced operations on December 26, 2012.
[2]	The Load Class commenced operations on May 23, 2014.
[3]	The Barclays Global Aggregate Bond Index is included as the primary benchmark because it is the broad-based securities market index that represents the largest portion of the new Blended Index.
[4]	The Blended Index is a composite benchmark index consisting of 50% Barclays Global Aggregate Bond Index, 18% MSCI US Investable Market Index, 20% MSCI EAFE Investable Market Index, and 12% MSCI Emerging Markets Investable Market Index. Barclays Global Aggregate Bond Index, a proxy for the Total Global Investment Grade Bond Market, is designed to measure the performance of the global investment grade bond markets. MSCI USA IMI Index, a proxy of the Total U.S. Equity Market, is designed to measure the performance of the large, mid and small cap segments of the U.S. market. MSCI EAFE IMI Index, a proxy for the Total Developed Equity Market excluding North America, is designed to measure the performance of the large, mid and small cap segments of the developed markets, excluding North America. MSCI Emerging Markets IMI Index, a proxy for the Total Emerging Equity Market, is designed to measure the performance of the large, mid and small cap segments of the emerging markets.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Institutional Class shares and after-tax returns for other share classes will vary.